ACQUISITION OF ROEBLING FINANCIAL CORP, INC. (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Adjustments to reflect liabilities acquired at fair value [Abstract]
Gain on acquisition			$ 1,120,000	$ 0
Net assets acquired [Abstract]
Gain on acquisition			1,120,000	0
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration	797,000	444,000	444,000
Fair value of loans acquired accounted under ASC 310-30 [Abstract]
Interest component of expected cash flows (accretable yield)		154,000	154,000	0
Estimated future amortization expense for core deposit [Abstract]
2014		96,000	96,000
2015		86,000	86,000
2016		75,000	75,000
2017		65,000	65,000
2018		55,000	55,000
2019		45,000	45,000
2020		35,000	35,000
2021		25,000	25,000
2022		15,000	15,000
2023		6,000	6,000
Total		503,000	503,000
Residential Mortgages [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		22,000	22,000
Real estate-commercial [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		0	0
Real estate-residential [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		184,000	184,000
Real estate-multi-family [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		191,000	191,000
Construction loans [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		0	0
Commercial and Industrial Loans [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		0	0
Home equity and second mortgage [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		47,000	47,000
Other consumer [Member]
Composition of the loans acquired [Abstract]
Loan balance, acquired with credit deterioration		0	0
Roebling Financial Corp, Inc [Member]
Purchase Price Consideration in Common Stock [Abstract]
Roebling Financial Corp, Inc. common shares settled for stock (in shares)	843,058
Exchange Ratio	0.364
TF Financial Corporation shares issued (in shares)	306,873
Value assigned to TF Financial Corporation common share (in dollars per share)	$ 25
Purchase price assigned to Roebling Financial Corp, Inc. common shares exchanged for TF Financial	7,672,000
Purchase Price Consideration - Cash for Common Stock [Abstract]
Roebling Financial Corp, Inc. shares exchanged for cash (in shares)	843,478
Purchase price paid to each Roebling Financial Corp, Inc. common share exchanged for cash (in dollars per share)	$ 8.60
Purchase price assigned to Roebling Financial Corp, Inc. common shares exchanged for cash	7,254,000
Total Purchase Price	14,926,000
Net Assets Acquired [Abstract]
Roebling Financial Corp, Inc shareholders equity	16,461,000
Adjustments to reflect assets acquired at fair value [Abstract]
Investments	2,000
Loans [Abstract]
Interest rate	932,000
General credit	(1,069,000)
Specific credit - non-amortizing	(325,000)
Specific credit - amortizing	(198,000)
Eliminate allowance for loan losses	1,214,000
Core deposit intangible	553,000
Owned premises	(976,000)
Leased premises contracts	33,000
Deferred tax assets	(276,000)
Other assets	186,000
Adjustments to reflect liabilities acquired at fair value [Abstract]
Time deposits	(440,000)
FHLB advances	(51,000)
Total net assets acquired	16,046,000
Gain on acquisition	1,120,000
Net assets as of the acquisition date [Abstract]
Total Purchase Price	14,926,000
Net assets acquired [Abstract]
Cash	4,081,000
Investment securities	37,339,000
Loans	102,026,000
Premises and equipment, net	2,154,000
Core deposit intangible	553,000
Other assets	2,531,000
Time deposits	(49,061,000)
Deposits other than time deposits	(78,689,000)
Other liabilities	(4,888,000)
Total net assets acquired	16,046,000
Gain on acquisition	1,120,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	101,229,000
Loan balance, acquired with credit deterioration	797,000
Loans	102,026,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	101,229,000
Fair value of loans acquired accounted under ASC 310-30 [Abstract]
Contractual cash flows not expected to be collected (non-accretable yield)	(325,000)
Estimated future amortization expense for core deposit [Abstract]
Accumulated amortization on core deposit intangible		50,000	50,000
Credit risk related non-accretable discount	325,000
Decrease in loans acquired to reflect fair value	1,100,000
Deposits assumed	127,800,000
Actual from Acquisition Date Through [Abstract]
Net interest income		2,192,000
Noninterest income		210,000
Net income		291,000
ProForma Information [Abstract]
Net interest income			28,855,000	29,589,000
Noninterest income			5,365,000	4,621,000
Net income			5,463,000	5,616,000
Pro forma earnings per share [Abstract]
Basic			$ 1.70	$ 1.85
Diluted			$ 1.70	$ 1.85
Roebling Financial Corp, Inc [Member] | Residential Mortgages [Member]
Net assets acquired [Abstract]
Loans	54,986,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	54,965,000
Loan balance, acquired with credit deterioration	21,000
Loans	54,986,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	54,965,000
Roebling Financial Corp, Inc [Member] | Real estate-commercial [Member]
Net assets acquired [Abstract]
Loans	13,262,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	13,262,000
Loan balance, acquired with credit deterioration	0
Loans	13,262,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	13,262,000
Roebling Financial Corp, Inc [Member] | Real estate-residential [Member]
Net assets acquired [Abstract]
Loans	5,499,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	5,143,000
Loan balance, acquired with credit deterioration	356,000
Loans	5,499,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	5,143,000
Roebling Financial Corp, Inc [Member] | Real estate-multi-family [Member]
Net assets acquired [Abstract]
Loans	1,926,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	1,595,000
Loan balance, acquired with credit deterioration	331,000
Loans	1,926,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	1,595,000
Roebling Financial Corp, Inc [Member] | Commercial and Industrial Loans [Member]
Net assets acquired [Abstract]
Loans	308,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	308,000
Loan balance, acquired with credit deterioration	0
Loans	308,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	308,000
Roebling Financial Corp, Inc [Member] | Home equity and second mortgage [Member]
Net assets acquired [Abstract]
Loans	25,936,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	25,847,000
Loan balance, acquired with credit deterioration	89,000
Loans	25,936,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	25,847,000
Roebling Financial Corp, Inc [Member] | Other consumer [Member]
Net assets acquired [Abstract]
Loans	109,000
Composition of the loans acquired [Abstract]
Financing Receivable, Acquired with No Deteriorated Credit Quality	109,000
Loan balance, acquired with credit deterioration	0
Loans	109,000
Fair value of loans acquired not accounted under ASC 310-30 [Abstract]
Total	$ 109,000